Shareholder Report, Line Graph (Details) 219332_Twin Oak Strategic Solutions ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Jan. 27, 2026	Aug. 31, 2026
Twin Oak Strategic Solutions ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Twin Oak Strategic Solutions ETF NAV
Accumulated Value	$ 10,000	$ 11,830
S&P 500 TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 TR Index
Accumulated Value	$ 10,000	$ 11,090